Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	6-K
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Central Index Key	0001333141
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2